THE APPLETON FUNDS

APPLETON EQUITY GROWTH FUND

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION DATED MAY 1, 2011

NOTICE OF TRANSFER AGENT ADDRESS CHANGE

Effective October 15, 2011, written inquiries to the transfer agent should be directed as follows:

Regular mail:	Overnight mail:

Appleton Equity Growth Fund	Appleton Equity Growth Fund
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

All references in the Prospectus and Statement of Additional Information to the prior address of the transfer agent should be replaced with the new address.